CONCENTRATIONS	12 Months Ended
Aug. 31, 2022
Risks and Uncertainties [Abstract]
CONCENTRATIONS

NOTE 15 CONCENTRATIONS

Revenues

For the years ended August 31, 2022, and 2021, the following customers comprised more than 10% of total sales:

	For the years
	August 31, 2022	August 31, 2021
Customer #1	*	25%
Customer #2	*	21%
Customer #3	27%	*
Customer #4	13%	*

*	Accounted for less than 10% for the period

Accounts receivable

As of the years ended August 31, 2022, and 2021, the following customers comprised more than 10% of total accounts receivable:

	For the year ended
	August 31, 2022	August 31, 2021
Customer #5	19%	*
Customer #1	*	47%
Customer #6	14%	*
Customer #2	*	17%
Customer #7	12%	*

*	Accounted for less than 10% for the year end

Purchases

For the years ended August 31, 2022, and 2021, the following vendors comprised more than 10% of total purchases:

	For the years
	August 31, 2022	August 31, 2021
Vendor #1	*	45%
Vendor #2	*	35%
Vendor #3	37%	*
Vendor #4	18%	*
Vendor #5	15%	*
Vendor #6	15%	*

*	Accounted for less than 10% for the period